Summary of Significant Accounting Policies - Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets	$ 1,171,285
Lease liabilities	912,767
Operating lease costs	1,680,814	$ 1,426,926
Costs for short-term leases	$ 64,559
Weighted-average remaining lease term	1 year
Weighted-average discount rate (as a percent)	6.00%
Cash payments against operating lease liabilities	$ 1,666,271
ASU2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lease liabilities		2,470,968
ASU2016-02 | Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets		$ 2,563,151